Document and Entity Information	1 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	National Energy Services Reunited Corp.
Entity Central Index Key	0001698514
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Trading Symbol	NESRU
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2018